Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

7. Debt

North Stadium Term Loan

On July 28, 2017, the Company entered into a $2.5 million term loan (the “North Stadium Loan”) with North Stadium Investments, LLC (“North Stadium”), a company owned and controlled by the Company’s Chief Executive Officer and Chairman of the Board. The North Stadium Loan bears interest at 10% per annum and requires the Company to make monthly interest only payments from September 5, 2017 through July 5, 2018. All principal and unpaid interest (if any) under the North Stadium Loan is due and payable on July 28, 2018. The North Stadium Loan is secured by substantially all of the assets of the Company but is junior to security interest in assets encumbered by the Hercules Term Loan (see below). In connection with the North Stadium Loan the Company also issued North Stadium a warrant to purchase up to 55,000 shares of the Company’s common stock at a purchase price of $5.04 per share, subject to a 5-year term. The relative estimated value of the warrants on the date of grant approximated $0.2 million, which is being amortized as interest expense over the life of the term loan. The assumptions used in the calculation of the fair value of the warrants issued on July 28, 2017, were as follows:

Weighted-average risk-free interest rate	1.8%
Weighted-average expected life (in years)	4.8
Expected dividend yield	-%
Weighted-average expected volatility	122.0%

Hercules Term Loan

On June 30, 2014, the Company entered into a Loan and Security Agreement with Hercules which provided the Company with a $20 million term loan. The Hercules Term Loan matures on January 1, 2018. The Hercules Term Loan included a $0.2 million closing fee, which was paid to Hercules on the closing date of the loan. The closing fee was recorded as a debt discount and is being amortized to interest expense over the life of the loan. The Hercules Term Loan also includes a non-refundable final payment fee of $1.7 million. The final payment fee is being accrued and recorded to interest expense over the life of the loan. The Hercules Term Loan bears interest at the rate of the greater of either (i) the prime rate plus 7.7%, and (ii) 10.95%, provided however, that during an adjustment period, the term loan interest rate shall mean for any day a per annum rate of interest equal to the grater of either (i) the prime rate plus 9.2%, and (ii) 12.45%. The applicable rate was 11.95% as of September 30, 2017. Interest accrues from the closing date of the loan and interest payments are due monthly. Principal payments commenced August 1, 2015 and are currently being made in equal monthly installments totaling approximately $500,000, with the remainder due at maturity. The Hercules Term Loan is secured by a first priority security interest in substantially all of its assets, including intellectual property, of the Company and contains covenants restricting payments to certain Company affiliates and certain financial reporting requirements.

On September 8, 2015, the Company entered into a Consent and First Amendment to Loan and Security Agreement (the “Amendment”) with Hercules. The Amendment modified the liquidity covenant to reduce the required minimum cash and cash equivalents balance by $500,000 for every $1.0 million in principal paid, up to a minimum of $2.5 million. Once the Hercules Term Loan principal balance is below $2.5 million the Company is only required to maintain a cash and cash equivalents balance equal to the outstanding principal balance on the Hercules Term loan. The minimum cash and cash equivalents balance required to maintain compliance with the minimum liquidity covenant as of September 30, 2017, was $2.5 million. The Company believes it will maintain compliance with the liquidity covenant related to the Hercules Term Loan at least through November 2017. To maintain compliance beyond that date, the Company will likely require additional cash.

See discussion below with respect to the assignment of $3.0 million of the principal balance of the Hercules Term Loan to Riverside Merchant Partners, LLC (“Riverside”) and the subsequent agreement between the Company and Riverside to exchange the $3.0 million of the Hercules Term Loan held by Riverside for subordinated convertible promissory notes in the aggregate principal amount of $3.0 million.

Hercules and Riverside Debt Exchange

On April 4, 2016, the Company entered into an Assignment and Second Amendment to Loan and Security Agreement (the “Assignment Agreement”) with Riverside and Hercules, pursuant to which Hercules sold $1.0 million of the principal amount outstanding under the Hercules Term Loan to Riverside. In addition, pursuant to the terms of the Assignment Agreement, Riverside acquired an option to purchase an additional $2.0 million of the principal amount outstanding under the Hercules Term Loan from Hercules. On April 18, 2016, Riverside exercised and purchased an additional $1.0 million of the principal amount of the Hercules Term Loan and on April 27, 2016, Riverside exercised the remainder of its option and purchased an additional $1.0 million of the principal amount of the Hercules Term Loan from Hercules.

Riverside Debt

On April 4, 2016, the Company entered into an exchange agreement (the “Exchange Agreement”) with Riverside, pursuant to which the Company agreed to exchange $1.0 million of the principal amount outstanding under the Hercules Term Loan held by Riverside for a subordinated convertible promissory note in the principal amount of $1.0 million (the “First Exchange Note”) and a warrant to purchase 8,333 shares of common stock of the Company at a fixed exercise price of $19.44 per share (the “First Exchange Warrant”) (the “Exchange”). All principal accrued under the Exchange Notes was convertible into shares of common stock at the election of the Holder at any time at a fixed conversion price of $17.16 per share (the “Conversion Price”). The closing stock price on April 4, 2016, was $19.56 and a beneficial conversion feature of $245,000 was recorded to equity and as a debt discount. The warrant value of $106,000 was recorded to equity and as a debt discount.

In addition, pursuant to the terms and conditions of the Exchange Agreement, the Company and Riverside had the option to exchange an additional $2.0 million of the principal amount of the Hercules Term Loan for an additional subordinated convertible promissory note in the principal amount of up to $2.0 million and an additional warrant to purchase 8,333 shares of common stock (the “Second Exchange Warrant”). The Exchange Agreement also provided that if the volume-weighted average price of the Company’s common stock was less than the Conversion Price, the Company would issue up to an additional 12,500 shares of common stock (the “True-Up Shares”) to Riverside, which was subsequently reduced to 11,667 shares of common stock.

On April 18, 2016, the Company and Riverside exercised their option to exchange an additional $1.0 million of the principal amount of the Hercules Term Loan for an additional subordinated convertible promissory note in the principal amount of $1.0 million (the “Second Exchange Note”). The closing stock price on April 18, 2016, was $24.24 and a beneficial conversion feature of $412,000 was recorded to equity and as a debt discount. Additionally, on April 27, 2016, the Company and Riverside exercised their option to exchange an additional $1.0 million of the principal amount of the Term Loan for an additional subordinated convertible promissory note in the principal amount of $1.0 million (the “Third Exchange Note”) and an additional warrant to purchase 8,333 shares of the Company’s common stock at a fixed exercise price of $19.92 per share. The warrant value of $107,000 was recorded to equity and as a debt discount. The closing stock price on April 27, 2016, was $19.92 and a beneficial conversion feature of $268,000 was recorded to equity and as a debt discount. Financing costs were $267,000 and were recorded to interest expense. The unamortized deferred financing costs and debt discount of the Hercules Term Loan exchanged were $244,000 at the time of the exchange and were recorded as a loss on extinguishment of debt related to the debt exchange. The First Exchange Note, the Second Exchange Note and the Third Exchange Note are collectively referred to herein as the “Exchange Notes.”

Pursuant to the terms of the Exchange Notes, since the volume-weighted average price of the Company’s common stock was less than the Conversion Price on May 6, 2016, the Company issued an additional 11,667 shares of common stock to Riverside and recorded the value of the True-Up Shares of $199,000 to interest expense and equity.

All principal outstanding under each of the Exchange Notes was to be due on April 3, 2018 (the “Maturity Date”). Each of the Exchange Notes bore interest at a rate of 6% per annum, with the interest that would accrue on the initial principal amount of the Exchange Notes during the first 12 months being guaranteed and deemed earned as of the date of issuance. Prior to the Maturity Date, all interest accrued under the Exchange Notes was payable in cash or, if certain conditions were met, payable in shares of common stock at the Company’s option, at a conversion price of $16.08 per share. During 2016, the entire principal amount of the First and Second Exchange Notes, $300,000 of the Third Exchange Note, and the interest related to the First, Second, and Third Exchange Notes was converted into 145,227 shares of common stock. In July 2016, the Company paid Riverside $840,000 to redeem in full the remaining principal balance of the Third Exchange Note. The debt discounts associated with the converted debt was recorded to interest expense.

Long-term debt consisted of the following (in thousands):

	September 30, 2017			December 31, 2016
	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount
Hercules Term Loan	$2,377	$(58)	$2,319	$7,421	$(409)	$7,012
North Stadium Term Loan	2,500	(205)	2,295	-	-	-
Less: Current portion	(4,877)	263	(4,614)	(7,421)	409	(7,012)
Long-term debt	$-	$-	$-	$-	$-	$-

Based on contractual principal payment obligations on the Hercules term loan as of September 30, 2017, before considering acceleration of maturity payments due to potential non-compliance with loan covenants, the entire principal balance is due January 1, 2018, and therefore current.

7. Debt

Hercules Term Loan

On June 30, 2014, the Company entered into a Loan and Security Agreement with Hercules which provided the Company with a $20 million term loan. The Hercules Term Loan matures on January 1, 2018. The Hercules Term Loan included a $200,000 closing fee, which was paid to Hercules on the closing date of the loan. The closing fee was recorded as a debt discount and is being amortized to interest expense over the life of the loan. The Hercules Term Loan also includes a non-refundable final payment fee of $1.7 million. The final payment fee is being accrued and recorded to interest expense over the life of the loan. The Hercules Term Loan bears interest at the rate of the greater of either (i) the prime rate plus 9.2%, and (ii) 12.5%, and was 12.7% at December 31, 2016. Interest accrues from the closing date of the loan and interest payments are due monthly. Principal payments commenced August 1, 2015 and are currently being made in equal monthly installments of approximately $500,000, with the remainder due at maturity. The Company’s obligations to Hercules are secured by a first priority security interest in substantially all of its assets, including intellectual property. The Hercules Term Loan contains certain covenants related to restrictions on payments to certain Company affiliates and financial reporting requirements.

On September 8, 2015, the Company entered into a Consent and First Amendment to Loan and Security Agreement (the “Amendment”) with Hercules. The Amendment modified the liquidity covenant to reduce the minimum cash balance required by $500,000 for every $1.0 million paid in principal to a minimum of $2.5 million. The minimum cash and cash equivalents balance required to maintain compliance with the minimum liquidity covenant at December 31, 2016, was $3.0 million. The Company believes it is in position to maintain compliance with the liquidity covenant related to the Hercules Term Loan into the fourth quarter of 2017. To maintain compliance beyond that date, the Company would need to refinance the note or obtain additional funding in or prior to the fourth quarter of 2017, and has therefore classified the entire obligation as a current liability.

See discussion below with respect to the assignment of $3.0 million of the principal balance of the Hercules Term Loan to Riverside Merchant Partners, LLC (“Riverside”) and the subsequent agreement between the Company and Riverside to exchange the $3.0 million of the Hercules Term Loan held by Riverside for subordinated convertible promissory notes in the aggregate principal amount of $3.0 million.

Magna Note

On April 2, 2015, we entered into an Amendment and Exchange Agreement (the “Amendment Agreement”) with Magna. The Amendment Agreement provides for the issuance by the Company to Magna of two new senior convertible notes, one with a maturity date in June 2016 and one with a maturity date in August 2016 (the “June Note”, the “August Note,” and collectively the “Exchange Convertible Notes”) in exchange for the Initial Convertible Note, the Additional Convertible Note and a warrant issued to Magna (“Magna Warrant”) to purchase 3,161 shares of the Company’s common stock at an exercise price of $837. The exchange resulted in the cancellation of the Initial Convertible Note, Additional Convertible Note and Magna Warrant.

On June 19, 2015, the Company received written notice from Magna that an event of default had occurred with respect to the Exchange Convertible Notes and underlying agreements. On September 8, 2015, the Company entered into a Settlement and Waiver Agreement (“Settlement Agreement”) with Magna. Pursuant to the Settlement Agreement, the Company paid Magna $2.5 million from the September 2015 Offering discussed in Footnote 8 to redeem the entire $797,000 of outstanding principal amount and accrued interest of the June Note and to partially redeem $1.4 million principal amount of the August Note and any accrued interest. On November 18, 2015, the Company paid Magna $1.3 million of the funds raised from exercise of the Series B warrants discussed in Footnote 8 to redeem $1.1 million of outstanding principal and the associated accrued interest. On December 31, 2015, the Company paid Magna $368,000 of the funds raised from exercise of the Series C warrants discussed in Footnote 8 to redeem $311,000 of outstanding principal and the associated accrued interest. As part of the Settlement Agreement, Magna waived its event of default notice delivered to the Company on June 19, 2015 and its right to convert the August Note into shares of common stock.

The Settlement Agreement was accounted for as a debt extinguishment and the Company recorded a gain on extinguishment of debt of $2.2 million during the year ended December 31, 2015. Since the conversion features of the Exchange Convertible Notes were eliminated, the estimated fair value of the conversion features of $3.5 million was extinguished and included in the calculation of the gain on extinguishment of debt.

During the year ended December 31, 2015, Magna converted a total of $202,000 of the principal amount of the Initial Convertible Note into 2,072 shares of common stock. The Company recorded a loss upon extinguishment of $79,000 during the year ended December 31, 2015 related to the conversion into shares of common stock.

The outstanding principal amount of the remaining Magna August Note was $763,000 at December 31, 2015. The Magna August Note matures on August 11, 2016.

In July 2016, the Company paid Magna $888,000 to redeem in full the remaining principal balance and interest related to the Magna Note. The outstanding principal amount of the Magna Note at extinguishment was $763,000. The Magna Note would have matured on August 11, 2016, and accrued interest at an annual rate of 6.0%.

Hercules and Riverside Debt Exchange

On April 4, 2016, the Company entered into an Assignment and Second Amendment to Loan and Security Agreement (the “Assignment Agreement”) with Riverside Merchant Partners, LLC (“Riverside”), and Hercules, pursuant to which Hercules sold $1.0 million of the principal amount outstanding under the Hercules Term Loan to Riverside. In addition, pursuant to the terms of the Assignment Agreement, Riverside acquired an option to purchase an additional $2.0 million of the principal amount outstanding under the Hercules Term Loan from Hercules. On April 18, 2016, Riverside exercised and purchased an additional $1.0 million of the principal amount of the Hercules Term Loan and on April 27, 2016, Riverside exercised the remainder of its option and purchased an additional $1.0 million of the principal amount of the Hercules Term Loan from Hercules.

Riverside Debt

On April 4, 2016, the Company entered into an exchange agreement (the “Exchange Agreement”) with Riverside, pursuant to which the Company agreed to exchange $1.0 million of the principal amount outstanding under the Hercules Term Loan held by Riverside for a subordinated convertible promissory note in the principal amount of $1.0 million (the “First Exchange Note”) and a warrant to purchase 8,333 shares of common stock of the Company at a fixed exercise price of $19.56 per share (the “First Exchange Warrant”) (the “Exchange”). All principal accrued under the Exchange Notes was convertible into shares of common stock at the election of the Holder at any time at a fixed conversion price of $17.16 per share (the “Conversion Price”). The closing stock price on April 4, 2016, was $19.56 and a beneficial conversion feature of $245,000 was recorded to equity and as a debt discount. The warrant value of $106,000 was recorded to equity and as a debt discount.

In addition, pursuant to the terms and conditions of the Exchange Agreement, the Company and Riverside had the option to exchange an additional $2.0 million of the principal amount of the Hercules Term Loan for an additional subordinated convertible promissory note in the principal amount of up to $2.0 million and an additional warrant to purchase 8,333 shares of common stock (the “Second Exchange Warrant”). The Exchange Agreement also provided that if the volume-weighted average price of the Company’s common stock was less than the Conversion Price, the Company would issue up to an additional 12,500 shares of common stock (the “True-Up Shares”) to Riverside, which was subsequently reduced to 11,667 shares of common stock.

On April 18, 2016, the Company and Riverside exercised their option to exchange an additional $1.0 million of the principal amount of the Hercules Term Loan for an additional subordinated convertible promissory note in the principal amount of $1.0 million (the “Second Exchange Note”). The closing stock price on April 18, 2016, was $24.24 and a beneficial conversion feature of $413,000 was recorded to equity and as a debt discount. Additionally, on April 27, 2016, the Company and Riverside exercised their option to exchange an additional $1.0 million of the principal amount of the Term Loan for an additional subordinated convertible promissory note in the principal amount of $1.0 million (the “Third Exchange Note”) and an additional warrant to purchase 8,333 shares of the Company’s common stock at a fixed exercise price of $19.92 per share. The warrant value of $107,000 was recorded to equity and as a debt discount. The closing stock price on April 27, 2016, was $19.92 and a beneficial conversion feature of $268,000 was recorded to equity and as a debt discount. Financing costs were $267,000 and were recorded to interest expense. The unamortized deferred financing costs and debt discount of the Hercules Term Loan exchanged were $244,000 at the time of the exchange and were recorded as a loss on extinguishment of debt related to the debt exchange. The First Exchange Note, the Second Exchange Note and the Third Exchange Note are collectively referred to herein as the “Exchange Notes.”

Pursuant to the terms of the Exchange Notes, since the volume-weighted average price of the Company’s common stock was less than the Conversion Price on May 6, 2016, the Company issued an additional 11,667 shares of common stock to Riverside and recorded the value of the True-Up Shares of $199,000 to interest expense and equity.

All principal outstanding under each of the Exchange Notes was to be due on April 3, 2018 (the “Maturity Date”). Each of the Exchange Notes bore interest at a rate of 6% per annum, with the interest that would accrue on the initial principal amount of the Exchange Notes during the first 12 months being guaranteed and deemed earned as of the date of issuance. Prior to the Maturity Date, all interest accrued under the Exchange Notes was payable in cash or, if certain conditions were met, payable in shares of common stock at the Company’s option, at a conversion price of $16.08 per share. The entire principal amount of the First and Second Exchange Notes, $300,000 of the Third Exchange Note, and the interest related to the First, Second, and Third Exchange Notes had been converted into 145,227 shares of common stock. In July 2016, the Company paid Riverside $840,000 to redeem in full the remaining principal balance of the Third Exchange Note. The debt discounts associated with the converted debt was recorded to interest expense. As discussed above, the Company classifies all future debt obligations as current due to uncertainties in their ability to comply with debt covenant requirements.

Outstanding long-term debt consisted of the following (in thousands):

	December 31, 2016			December 31, 2015
		Unamortized			Unamortized
	Outstanding	Discount and Debt Issuance	Net Carrying	Outstanding	Discount and Debt Issuance	Net Carrying
	Principle	Costs	Amount	Principle	Costs	Amount
Hercules Term Loan	$7,421	$(409)	$7,012	$17,051	$(1,420)	$15,631
Magna Note	-	-	-	763	(29)	734
Total debt	7,421	(409)	7,012	17,814	(1,449)	16,365
Less: Current portion	(7,421)	409	(7,012)	(17,814)	1,449	(16,365)
Long-term debt	$-	$-	$-	$-	$-	$-

The following summarizes, by year, the future contractual principle payment obligations on the Hercules term loan as of December 31, 2016, before considering acceleration of maturity payments due to non-compliance with loan covenants (in thousands):

Hercules Term
Years Ending December 31,	Loan
2017	$6,779
2018	642
Total future principle payments	$7,421